Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share to common stockholders - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Basic net income (loss) per common share calculation:
Net income (loss) attributable to common stockholders (in Dollars)	$ 4,758	$ (6,487)	$ (13,381)	$ (7,701)
Less: undistributed earnings to participating shareholders (in Dollars)	(4,176)
Net income (loss) attributable to common stockholders – basic (in Dollars)	$ 582	$ (6,487)
Weighted-average shares of common stock outstanding – basic	27,779,209	20,624,803	21,173,615	20,389,634
Stock options	13,532,987
Warrants	5,852,334
Net income (loss) per share of common stock, basic (in Dollars per share)	$ 0.02	$ (0.31)
Diluted net income (loss) per common share calculation:
Net income (loss) attributable to common stockholders – diluted (in Dollars)	$ 582	$ (6,487)
Weighted-average shares of common stock outstanding, basic	27,779,209	20,624,803	21,173,615	20,389,634
Weighted-average shares of common stock, diluted	47,164,530	20,624,803	21,173,615	20,389,634
Net income (loss) per share of common stock – diluted (in Dollars per share)	$ 0.01	$ (0.31)